Average Annual Total Returns	12 Months Ended	21 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.69%
Eagle Capital Select Equity ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.31%	15.91%
Performance Inception Date		Mar. 22, 2024
Eagle Capital Select Equity ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	15.68%
Eagle Capital Select Equity ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.25%	12.18%